Condensed Consolidated Statements of Operations and Comprehensive Loss (Q3) - USD ($) $ in Thousands		3 Months Ended						9 Months Ended		12 Months Ended
	May 26, 2021	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue:
Contract revenue		$ 0			$ 1,460			$ 2,301	$ 2,371	$ 27,506	$ 193
Total revenue		0			1,460			2,301	2,371	28,312	2,880
Operating expenses:
Research and development		2,938			13,288			17,940	42,030	48,698	38,977
General and administrative		3,315			3,930			10,892	14,282	18,488	17,986
Restructuring expenses		2,797			0			6,039	0
Total operating expenses		9,050			17,218			34,871	56,312	67,619	58,153
Loss from operations		(9,050)			(15,758)			(32,570)	(53,941)	(39,307)	(55,273)
Other income (expense)
Change in fair value of warrant liability		9			128			90	(3,191)	(2,919)	(4,910)
Change in fair value of convertible notes		0			0			0	(7,469)	(7,469)	(11,353)
Change in fair value of Series C convertible preferred stock		0			0			0	(3,592)	(3,592)	(264)
Gain upon debt extinguishment	$ 900	0			0			0	905	905	0
Foreign exchange transaction loss		(215)			(204)			(441)	(279)	(245)	668
Earnings from equity method investment		9			20			151	40	(99)	(71)
Interest income (expense), net		259			110			403	(1,936)	(1,847)	(8,846)
Total other income (expense)		62			54			203	(15,522)	(15,266)	(24,834)
Net loss		(8,988)	$ (9,139)	$ (14,240)	(15,704)	$ (17,072)	$ (36,687)	(32,367)	(69,463)	(54,573)	(80,107)
Other comprehensive income:
Foreign currency translation adjustment		204	$ 297	$ (96)	146	$ 68	$ 46	405	260	230	(333)
Comprehensive loss		$ (8,784)			$ (15,558)			$ (31,962)	$ (69,203)	$ (54,343)	$ (80,440)
Net loss per common share, basic (in dollars per share)		$ (0.3)			$ (0.53)			$ (1.08)	$ (2.51)	$ (1.93)	$ (5.43)
Net loss per common share, diluted (in dollars per share)		$ (0.3)			$ (0.53)			$ (1.08)	$ (2.51)	$ (1.93)	$ (5.43)
Weighted average common shares outstanding, basic (in shares)		30,113,407			29,829,577			30,016,079	27,671,310	28,244,825	14,762,120
Weighted average common shares outstanding, diluted (in shares)		30,113,407			29,829,577			30,016,079	27,671,310	28,244,825	14,762,120